Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

Note 19.   Commitments and Contingencies

Lawsuits and Legal Proceedings

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the business.

Vendor Settlement

In the year ended December 31, 2020, Ideanomics preliminarily settled a payable of $1.7 million with one vendor for $1.3 million. The settlement were conditioned upon factors which did not expire until three months from the date of the settlement; therefore, the Company recognized the gain of $0.4 million in the year ended December 31, 2020.

Shareholder Class Actions and Derivative Litigations

On July 19, 2019, a purported class action, aptioned Rudani v. Ideanomics, Inc. et al., was filed in the United States District Court for the Southern District of New York against the Company and certain of its then current and former officers and directors. The Amended Complaint alleged violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934. Among other things, the Amended Complaint alleged purported misstatements made by the Company in 2017 and 2018, seeking damages. As part of a mediation, the parties reached a settlement for $5.0 million. The Court granted final approval of the settlement on January 25, 2022.

On June 28, 2020, a purported securities class action, captioned Lundy v. Ideanomics Inc. et al., was filed in the United States District Court for the Southern District of New York against the Company and certain current officers and directors of the Company. Additionally, on July 7, 2020, a purported securities class action captioned Kim v. Ideanomics Inc. et al, was filed in the Southern District of New York against the Company and certain current officers and directors of the Company. Both cases alleged violations of Section 10(b) and 20(a) of the Exchange Act arising from certain purported misstatements by the Company beginning in

September 2020 regarding its Ideanomics China division. On November 4, 2020, the Lundy and Kim actions were consolidated and the litigation is now titled “In re Ideanomics, Inc. Securities Litigation.” In December 2020, the Court appointed Rene Aghajanian as lead plaintiff and an amended complaint was filed in February 2021, alleging violations of Section 10(b) and 20(a) of the Exchange Act arising from certain purported misstatements by the Company beginning in March 2020 regarding its Ideanomics China division and seeking damages. The defendants filed a motion to dismiss on May 6, 2021. On March 15, 2022, the Court granted Defendants’ motions to dismiss in full and dismissed Plaintiff’s complaint. On April 14, 2022, Plaintiff sought leave to amend its complaint and Defendants opposed that request. The Court has not yet ruled on Plaintiff’s request to amend the complaint. While the Company believes that this action is without merit, there can be no assurance that the Company will prevail. We cannot predict the outcome of the pending request seeking leave to amend the complaint. The Company cannot currently estimate the possible loss or range of losses, if any, that it may experience in connection with this litigation.

On July 10, 2020, the Company was named as a nominal defendant, and certain of its former officers and directors were named as defendants, in a shareholder derivative action filed in the United States District Court for the Southern District of New York, captioned Toorani v. Ideanomics, et al. The Complaint alleges violations of Section 14(a) of the Exchange Act 1934, breach of fiduciary duties, unjust enrichment, abuse of control, gross mismanagement, and corporate waste and seeks monetary damages and other relief on behalf of the Company. Additionally, on September 11, 2020, the Company was named as a nominal defendant, and certain of its former officers and directors were named as defendants, in a shareholder derivative action filed in the United States District Court for the Southern District of New York, captioned Elleisy, Jr. v. Ideanomics, et al, alleging violations and allegations similar to the Toorani litigation. On October 10, 2020, the Court in the Elleisy and Toorani, consolidated these two actions. Additionally, on October 27, 2020, the Company was named as a nominal defendant, and certain of its former officers and directors were named as defendants, in a shareholder derivative action filed in the United States District Court for the District of Nevada, captioned Zare v. Ideanomics, et al, alleging violations and allegations similar to the Toorani and Elleisy litigation. The Company and certain of the defendants have reached a settlement in which the Company has agreed to certain corporate governance and internal procedure reforms. The Court granted final approval on March 1, 2022.

Merger-related Litigation and Demand Letters

Following the announcement of the Company’s agreement to acquire VIA, the Company has received several demand letters on behalf of purported stockholders of the Company and the Company and certain of its officers and directors have been named as defendants in complaints filed and consolidated in the United States District Court for the Southern District of New York demanding the issuance of additional disclosures in connection with the merger. The specific complaints, all of which have been consolidated, have the following filing dates: Macmillan v. Ideanomics, Inc.et al.¸ December 2, 2021; Saee v. Ideanomics, et al., December 7, 2021; and Foran v. Ideanomics, Inc., et al., January 11, 2022. In those complaints, Plaintiffs allege that the Company’s Registration Statement on Form S-4 initially filed with the SEC on November 5, 2021, is false and misleading and purportedly omits material information regarding the Company’s acquisition of VIA. The Company believes that its disclosures comply fully with applicable law and that the demand letters and complaints are without merit. Nevertheless, in order to moot the purported deficiencies alleged in the demand letters and the complaints, avoid the risk of delaying the consummation of the merger, and minimize the costs, risks, and uncertainties inherent in litigation, the Company, without admitting any liability or wrongdoing, voluntarily provided certain supplemental disclosures. Nothing in those supplemental disclosures should be considered an admission of the legal necessity or materiality under applicable laws of any of the disclosures included. To the contrary, the Company denies all of the allegations in the demand letters and the complaints that any additional disclosures are required.

SEC Investigation

As previously reported, the Company is subject to an investigation by the Division of Enforcement of the United States Securities and Exchange Commission. The Company is cooperating with the investigation and has responded to requests for documents, testimony and information regarding various transactions and disclosures going back to 2017. At this point, we are unable to predict what the timing or the outcome of the SEC investigation may be or what, if any, consequences the SEC investigation may have with respect to the Company. However, the SEC investigation could result in additional legal expenses and divert management’s attention from other business concerns and harm our business. If the SEC were to determine that legal violations occurred, we could be required to pay civil penalties or other amounts, and remedies or conditions could be imposed as part of any resolution.

Ideanomics Audit Committee Investigation

On March 14, 2022, the Company’s then auditor, BDO informed the company that information related to the company’s operations in China indicated that an illegal act may have occurred. In response, the company’s Audit Committee engaged an Am Law 100 law firm and a nationally recognized forensics accounting firm to conduct a complete and thorough investigation and such investigation was completed by such parties to the Audit Committee’s satisfaction on July 17, 2022. The investigation concluded with no findings of improper or fraudulent actions or practices by the Company or any of its officers or employees with respect to any matters, including those raised by BDO.

Ideanomics, Inc. v. Silk EV Cayman LP

Silk executed a convertible promissory note in favor of Ideanomics on January 28, 2021, in the amount of $15.0 million plus interest. Payment of the original principal amount plus interest was due on January 28, 2022. Silk did not pay on the convertible promissory note when it became due. On April 27, 2022, Ideanomics filed suit against Silk in the Supreme Court of the State of New York, New York County, Index No 51668/2022 for non-payment of the convertible promissory note. Silk was timely served with the Summons and Notice of Motion for Summary Judgment in Lieu of Complaint.

On June 1, 2022, IIdeanomics agreed to dismiss the lawsuit without prejudice in exchange for Silk’s execution of a Confession of Judgment wherein Silk, through its Chairman, acknowledged its debt obligation under the convertible promissory note and agreed to a payment schedule, with interest continuing to run until payment in full at the rate of 6.0% per annum.

Following this agreement, Silk did not remit payment according to the payment schedule. On August 16, 2022, Ideanomics obtained a judgment against Silk for $16.4 million including prejudgment interest of 6.0%, which will accrue post-judgment interest of 9.0% until paid. It has not been paid.

Note 21.   Commitments and Contingencies

Lawsuits and Legal Proceedings

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the business.

Vendor Settlement

In the year ended December 31, 2020, Ideanomics preliminarily settled a payable of $1.7 million with one vendor for $1.3 million. The settlement were conditioned upon factors which did not expire until three months from the date of the settlement; therefore, the Company recognized the gain of $0.4 million in the year ended December 31, 2020.

Shareholder Class Actions and Derivative Litigations

On July 19, 2019, a purported class action, now captioned Rudani v. Ideanomics, Inc. et al., was filed in the United States District Court for the Southern District of New York against the Company and certain of its then current and former officers and directors. The Amended Complaint alleged violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934. Among other things, the Amended Complaint alleged purported misstatements made by the Company in 2017 and 2018, seeking damages. As part of a mediation, the parties reached a settlement for $5.0 million. The Court granted final approval of the settlement on January 25, 2022.

On June 28, 2020, a purported securities class action, captioned Lundy v. Ideanomics Inc. et al., was filed in the United States District Court for the Southern District of New York against the Company and certain current officers and directors of the Company. Additionally, on July 7, 2020, a purported securities class action captioned Kim v. Ideanomics Inc. et al, was filed in the Southern District of New York against the Company and certain current officers and directors of the Company. Both cases alleged violations of Section 10(b) and 20(a) of the Exchange Act arising from certain purported misstatements by the Company beginning in September 2020 regarding its Ideanomics China division. On November 4, 2020, the Lundy and Kim actions were consolidated and the litigation is now titled “In re Ideanomics, Inc. Securities Litigation.” In December 2020, the Court appointed Rene Aghajanian as lead plaintiff and an amended complaint was filed in February 2021, alleging violations of Section 10(b) and 20(a) of the Exchange Act arising from certain purported misstatements by the Company beginning in March 2020 regarding its Ideanomics China division and seeking damages. The defendants filed a motion to dismiss on May 6, 2021. On March 15, 2022, the Court granted Defendants’ motions to dismiss in full and dismissed Plaintiff’s complaint. On April 14, 2022, Plaintiff sought leave to amend its complaint and Defendants opposed that request. The Court has not yet ruled on Plaintiff’s request to amend the complaint. While the Company believes that this action is without merit, there can be no assurance that the Company will prevail. We cannot predict the outcome of the pending request seeking leave to amend the complaint. The Company cannot currently estimate the possible loss or range of losses, if any, that it may experience in connection with this litigation.

On July 10, 2020, the Company was named as a nominal defendant, and certain of its former officers and directors were named as defendants, in a shareholder derivative action filed in the United States District Court for the Southern District of New York, captioned Toorani v. Ideanomics, et al. The Complaint alleges violations of Section 14(a) of the Exchange Act 1934, breach of fiduciary duties, unjust enrichment, abuse of control, gross mismanagement, and corporate waste and seeks monetary damages and other relief on behalf of the Company. Additionally, on September 11, 2020, the Company was named as a nominal defendant, and certain of its former officers and directors were named as defendants, in a shareholder derivative action filed in the United States District Court for the Southern District of New York, captioned Elleisy, Jr. v. Ideanomics, et al, alleging violations and allegations similar to the Toorani litigation. On October 10, 2020, the Court in the Elleisy and Toorani, consolidated these two actions. Additionally, on October 27, 2020, the Company was named as a nominal defendant, and certain of its former officers and directors were named as defendants, in a shareholder derivative action filed in the United States District Court for the District of Nevada, captioned Zare v. Ideanomics, et al, alleging violations and allegations similar to the Toorani and Elleisy litigation. The Company and certain of the defendants have reached a settlement in which the Company has agreed to certain corporate governance and internal procedure reforms. The Court granted final approval on March 1, 2022.

Merger-related Litigation and Demand Letters

Following the announcement of the Company’s agreement to acquire VIA, the Company has received several demand letters on behalf of purported stockholders of the Company and the Company and certain of its officers and directors have been named as defendants in complaints filed and consolidated in the United States District Court for the Southern District of New York demanding the issuance of additional disclosures in connection with the merger. The specific complaints, all of which have been consolidated, have the following filing dates: Macmillan v. Ideanomics, Inc.et al.¸ December 2, 2021; Saee v. Ideanomics, et al., December 7, 2021; and Foran v. Ideanomics, Inc., et al., January 11, 2022. In those complaints, Plaintiffs allege that the Company’s Registration Statement on Form S-4 initially filed with the SEC on November 5, 2021, is false and misleading and purportedly omits material information regarding the Company’s acquisition of VIA. The Company believes that its disclosures comply fully with applicable law and that the demand letters and complaints are without merit. Nevertheless, in order to moot the purported deficiencies alleged in the demand letters and the complaints, avoid the risk of delaying the consummation of the merger, and minimize the costs, risks, and uncertainties inherent in litigation, the Company, without admitting any liability or wrongdoing, voluntarily provided certain supplemental disclosures. Nothing in those supplemental disclosures should be considered an admission of the legal necessity or materiality under applicable laws of any of the disclosures included. To the contrary, the Company denies all of the allegations in the demand letters and the complaints that any additional disclosures are required.

SEC Investigation

As previously reported, the Company is subject to an investigation by the Division of Enforcement of the United States Securities and Exchange Commission. The Company is cooperating with the investigation and has responded to requests for documents, testimony and information regarding various transactions and disclosures going back to 2017. At this point, we are unable to predict what the timing or the outcome of the SEC investigation may be or what, if any, consequences the SEC investigation may have with respect to the Company. However, the SEC investigation could result in additional legal expenses and divert management’s attention from other business concerns and harm our business. If the SEC were to determine that legal violations occurred, we could be required to pay civil penalties or other amounts, and remedies or conditions could be imposed as part of any resolution.

Ideanomics Audit Committee Investigation

On March 14, 2022, BDO informed the company that information related to the company’s operations in China indicated that an illegal act may have occurred. In response, the company’s Audit Committee engaged an Am Law 100 law firm and a nationally recognized forensics accounting firm to conduct a complete and thorough investigation and such investigation was completed by such parties to the Audit Committee’s satisfaction on July 17, 2022. The investigation concluded with no findings of improper or fraudulent actions or practices by the Company or any of its officers or employees with respect to any matters, including those raised by BDO.

Ideanomics, Inc. v. Silk EV Cayman LP

Silk executed a convertible promissory note in favor of Ideanomics on January 28, 2021, in the amount of $15.0 million plus interest. Payment of the original principal amount plus interest was due on January 28, 2022. Silk did not pay on the convertible promissory note when it became due. On April 27, 2022, Ideanomics filed suit against Silk in the Supreme Court of the State of New York, New York County, Index No 51668/2022 for non-payment of the convertible promissory note. Silk was timely served with the Summons and Notice of Motion for Summary Judgment in Lieu of Complaint.

On June 1, 2022, Ideanomics agreed to dismiss the lawsuit without prejudice in exchange for Silk’s execution of a Confession of Judgment wherein Silk, through its Chairman, acknowledged its debt obligation under the convertible promissory note and agreed to a payment schedule, with interest continuing to run until payment in full at the rate of 6.0% per annum.

Following this agreement, Silk did not remit payment according to the payment schedule. On August 16, 2022, Ideanomics obtained a judgment against Silk for $16.4 million including prejudgment interest of 6.0%, which will accrue post-judgment interest of 9% until paid. It has not been paid.